UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: June 30, 2010

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total:$ 301,014,434

                     30-Jun-10 TITLE                 VALUE      SHARES/     INVSTMT      VOTING

Name of Issuer                OF CLAS    CUSIP      (x$1000)    PRN AMT     DSCRETN       AUTH

American Express                COM    O25816109          1184      29825    SOLE         SOLE
Amgen Inc                       COM    031162100          6666     126736    SOLE         SOLE
Analog Devices Inc.             COM    032654105         12011     431128    SOLE         SOLE
AT &T Inc                       COM    00206R102           550      22745    SOLE         SOLE
Bank of New York                COM    064057102           731      29588    SOLE         SOLE
Beckman Coulter Inc.            COM    075811109         13735     227815    SOLE         SOLE
Berkshire Hathaway Inc CL A     COM    084670108           720          6    SOLE         SOLE
Berkshire Hathaway Inc CL B     COM    084670207           781       9800    SOLE         SOLE
Biogen Idec                     COM    09062X103          8997     189609    SOLE         SOLE
Boeing                          COM    097023105           232       3703    SOLE         SOLE
Bristol Myers                   COM    110122108           337      13500    SOLE         SOLE
Brown Forman CL B               COM    115637209         10043     175493    SOLE         SOLE
Caterpillar                     COM    149123101           457       7600    SOLE         SOLE
Charles River Labs              COM    159864107          5889     172150    SOLE         SOLE
Chevron Texaco Corp             COM    166764100           428       6307    SOLE         SOLE
Citigroup                       COM    172967101            61      16133    SOLE         SOLE
Coca Cola Co.                   COM    191216100           975      19450    SOLE         SOLE
Coca Cola FEMSA S A DE C        COM    191241108          7944     126925    SOLE         SOLE
Colgate Palmolive               COM    194162103          1776      22550    SOLE         SOLE
Dionex Corp.                    COM    254546104         10169     136574    SOLE         SOLE
Disney Walt Co Del              COM    254687106           693      22014    SOLE         SOLE
Emerson Electric Co             COM    291011104           202       4622    SOLE         SOLE
ISHARE MSCI Hong Kong           COM    464286871          4232     286500    SOLE         SOLE
ISHARE MSCI Brazil              COM    464286400          4461      72155    SOLE         SOLE
Exxon Mobil Corp                COM    30231G102          2249      39413    SOLE         SOLE
General Electric                COM    369604103          3337     231387    SOLE         SOLE
General Mills Inc.              COM    370334104           497      14000    SOLE         SOLE
Grainger WW Inc.                COM    384802104          9064      91141    SOLE         SOLE
Grupo Televiso                  COM    40049J206          4103     235684    SOLE         SOLE
Harley Davidson                 COM    412822108           619      87950    SOLE         SOLE
Halozyme                        COM    40637H109          1858      83600    SOLE         SOLE
Heinz                           COM    423074103           851      19700    SOLE         SOLE
Henry Schein Inc                COM    806407102          5633     102600    SOLE         SOLE
Hershey Foods Corp              COM    427866108          7185     149908    SOLE         SOLE
Hewlett Packard                 COM    428236103          4800     110915    SOLE         SOLE
Home Depot                      COM    437076102           819      29177    SOLE         SOLE
Honeywell Intl Inc              COM    438516106          8494     217625    SOLE         SOLE
IBM                             COM    459200101          1218       9862    SOLE         SOLE
Idex Laboratories               COM    45168D104          4076      66925    SOLE         SOLE
Incyte                          COM    45337C102           172      15500    SOLE         SOLE
Illinois Tool Wks               COM    452308109          3508      84980    SOLE         SOLE
Johnson & Johnson               COM    478160104         16888     285941    SOLE         SOLE
Kellogg Co                      COM    487836108           250       4975    SOLE         SOLE
McAfee                          COM    579064106          8735     284332    SOLE         SOLE
McDonalds Corp                  COM    580135101           316       4803    SOLE         SOLE
Merck & Co                      COM    589331107          2510      71782    SOLE         SOLE
Minn Mng & Mfg Co               COM    604059105          1382      29900    SOLE         SOLE
Monsanto                        COM    61166W101           274      11784    SOLE         SOLE
Morgan Stanley                  COM    617446448          2750     156100    SOLE         SOLE
Nabors Industries               COM    G6359F103          6036      74500    SOLE         SOLE
Novo Nordisk                    COM    670100205          6150      79710    SOLE         SOLE
Occidental Pete Corp Cal        COM    674599105          1669      27377    SOLE         SOLE
Pepsico                         COM    713448108          4393     368244    SOLE         SOLE
Power Shares Global Energy      COM    73936T615          2836     125750    SOLE         SOLE
PowerSharesGolden Dragon        COM    73935X401          1053      17551    SOLE         SOLE
Proctor & Gamble                COM    742718109          6871     141992    SOLE         SOLE
Raytheon Company New            COM    755111507          1528      31121    SOLE         SOLE
Rockwell Automation Inc.        COM    774347108          4746      89334    SOLE         SOLE
Rockwell Collins                COM    774341101          1583      29700    SOLE         SOLE
Ross Stores Inc                 COM    778296103           208      14732    SOLE         SOLE
Sara Lee Corp.                  COM    803111103         11484     207523    SOLE         SOLE
Schlumberger Limited            COM    806857108          1433      43050    SOLE         SOLE
Southern Co                     COM    842587107          3113      92057    SOLE         SOLE
State Street Corp               COM    857477103          7442     303010    SOLE         SOLE
Stratasys Inc                   COM    862685104          9732     212251    SOLE         SOLE
Syngenta                        COM    87160A100           657      67400    SOLE         SOLE
Teradyne Inc                    COM    880770102         11453     220292    SOLE         SOLE
Teva Pharmaceutical             COM    881624209         16090     424431    SOLE         SOLE
Tiffany & Co.                   COM    886547108          9633     389070    SOLE         SOLE
VCA Antech Inc                  COM    918194101          3392     136650    SOLE         SOLE
Walgreens                       COM    931422109           629      13436    SOLE         SOLE
Williams Sonoma                 COM    969904101          3392     136650    SOLE         SOLE
WPP Group PLC                   COM    929309300           629      13436    SOLE         SOLE